Annual Fund Operating Expenses	Oct. 22, 2026
MIDAS DISCOVERY | MIDAS DISCOVERY | MIDAS DISCOVERY
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense and Fees from the Use of Leverage	0.51%	[1]
Dividends on Short Sales	0.00%
All Other Expenses	1.71%
Other Expenses (as a percentage of Assets):	2.22%
Expenses (as a percentage of Assets)	3.47%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	3.47%
MIDAS SPECIAL OPPORTUNITIES | MIDAS SPECIAL OPPORTUNITIES | MIDAS SPECIAL OPPORTUNITIES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense and Fees from the Use of Leverage	0.81%	[2]
Dividends on Short Sales	0.00%
All Other Expenses	1.45%
Other Expenses (as a percentage of Assets):	2.26%
Expenses (as a percentage of Assets)	3.44%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	3.44%

[1]	“Interest Expense and Fees from the Use of Leverage” reflect interest expense and other fees incurred in connection with the Fund’s use of borrowing and other financing arrangements. The amount of interest expense and fees incurred will vary based on the Fund’s use of leverage, including the amount, duration and cost of such leverage.
[2]	“Interest Expense and Fees from the Use of Leverage” reflect interest expense and other fees incurred in connection with the Fund’s use of borrowing and other financing arrangements. The amount of interest expense and fees incurred will vary based on the Fund’s use of leverage, including the amount, duration and cost of such leverage.